CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Accounts and notes payable	¥ 1,288,845	¥ 1,459,782
Contract liabilities	286,651	320,434
Salary and welfare benefits payable	170,393	179,558
Taxes payable	597,761	363,644
Amounts due to related parties		11,174
Lease liabilities - current portion	80,582	45,073
Deferred tax liabilities	4,513	5,210
Lease liabilities - non-current portion	¥ 104,232	¥ 49,448
Ordinary shares, shares authorized | shares	15,000,000,000	15,000,000,000
Ordinary shares, shares issued | shares	1,570,790,570	1,436,815,570
Ordinary shares, shares outstanding | shares	1,565,730,837	1,436,815,570
VIE
Accounts and notes payable	¥ 1,288,845	¥ 1,459,438
Contract liabilities	286,651	320,434
Salary and welfare benefits payable	107,614	179,558
Taxes payable	590,718	363,460
Accrued expenses and other current liabilities	304,594	116,919
Amounts due to related parties	0	11,174
Lease liabilities - current portion	80,319	45,073
Deferred tax liabilities	4,513	5,210
Lease liabilities - non-current portion	¥ 102,830	¥ 49,448